Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 256,597	$ 249,923	$ 222,662
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4,081)	2,183	1,674
Postretirement healthcare plan adjustments	1,895	(1,666)	1,056
Unrealized gain on available-for-sale securities	1,773
Other comprehensive income (loss)	(413)	517	2,730
Comprehensive income	256,184	250,440	225,392
Comprehensive income attributable to noncontrolling interests	9,092	4,307	2,721
Comprehensive income attributable to TSYS common shareholders	$ 247,092	$ 246,133	$ 222,671